Principal Financing Arrangements (Tables)	6 Months Ended
Oct. 31, 2021
Principal Financing Arrangements
Schedule of debt

	October 31, 2021	April 30, 2021	Interest Rate

Secured lender	$1,000,000	$1,000,000	8.0%
Notes payable – related parties	22,860	22,860	0.0%
U.S. SBA loan	1,885,800	1,885,800	1.0%
U.S. SBA loan	500,000	500,000	3.75%
U.S. SBA loan	1,885,800	1,885,800	1.0%
Loan payable – bank	34,324	34,324	5.5%
Total Debt	5,328,784	5,328,784
Less: current portion of long-term debt	3,576,149	2,942,984
Total long-term debt	$1,752,635	$2,385,800